SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
Segment Information
SUMMARY OF GEOGRAPHICAL INFORMATION

2021	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	102,416	18,138	120,554
Other income	1,308,043	256,413	1,564,456
Cost of goods sold	(351,971)	(9,056)	(361,027)
Total segment revenue & other income	1,058,488	265,495	1,323,983

Segment expenses
Depreciation and amortisation	(99,719)	(405)	(100,124)
Finance costs	(4,360)	(9,689)	(14,049)
Share-based payments	(714,577)	—	(714,577)
Laboratory and research and development	(2,702,313)	(149,155)	(2,851,468)
General and administrative expenses	(3,381,808)	(7,656)	(3,389,464)
Other operating expenses	(723,890)	(395,556)	(1,119,446)
Depreciation for right-of-use assets	(191,671)	(20,803)	(212,474)
Total segment expenses	(7,818,338)	(583,264)	(8,401,602)

Income tax expenses	—	—	—
Loss for the period	(6,759,850)	(317,769)	(7,077,619)
Total Segment Assets	22,628,506	343,182	22,971,688
Total Segment Liabilities	(1,347,007)	(91,646)	(1,438,653)

22. SEGMENT INFORMATION (Cont.)

(b) Geographical segments (Cont.)

2020	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	3,160	6,704	9,864
Other income	1,130,881	9,766	1,140,647
Net other gains	(5,522)	—	(5,522)
Cost of goods sold	(243,506)	(8,005)	(251,511)
Total segment revenue & other income	885,013	8,465	893,478

Segment expenses
Depreciation and amortisation	(65,148)	—	(65,148)
Finance costs	(1,221)	(13,602)	(14,823)
Share-based payments	14,442	—	14,442
Laboratory and research and development	(2,310,815)	(166,763)	(2,477,578)
General and administrative expenses	(4,046,264)	(12,295)	(4,058,559)
Other operating expenses	(159,009)	(226,793)	(385,802)
Depreciation for right-of-use assets	(200,785)	—	(200,785)
Total segment expenses	(6,768,800)	(419,453)	(7,188,253)

Income tax expenses	—	—	—
Loss for the period	(5,687,942)	(410,988)	(6,098,930)
Total Segment Assets	15,329,955	303,024	15,632,979
Total Segment Liabilities	(1,427,051)	(213,321)	(1,640,372)